Loans and Allowance for Credit Losses (Impaired Loans by Class) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020		Mar. 31, 2019		Mar. 31, 2018	[4]	Mar. 31, 2017
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	[1]	¥ 1,031,614		¥ 961,616
Recorded loan balance, Not requiring an allowance for credit losses	[1],[2]	275,215		248,175
Recorded loan balance, Total	[1],[3]	1,306,829		1,209,791
Unpaid principal balance	[1]	1,421,964		1,323,951
Related allowance for credit losses	[1]	443,742		391,154
Accrual TDRs included in impaired loans		646,160	[4]	617,651	[4]	¥ 670,255		¥ 819,819
Impaired loans held for sales		330		12,702
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Accrual TDRs included in impaired loans		505,681		497,013
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		12,906		8,136
Recorded loan balance, Not requiring an allowance for credit losses	[2]
Recorded loan balance, Total	[3]	12,906		8,136
Unpaid principal balance		19,947		14,990
Related allowance for credit losses		4,767		5,450
Commercial [Member] | Domestic [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		598,737		560,474
Recorded loan balance, Not requiring an allowance for credit losses	[2]	147,890		157,465
Recorded loan balance, Total	[3]	746,627		717,939
Unpaid principal balance		784,298		759,399
Related allowance for credit losses		268,070		227,004
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		375,716		349,597
Recorded loan balance, Not requiring an allowance for credit losses	[2]	32,057		28,189
Recorded loan balance, Total	[3]	407,773		377,786
Unpaid principal balance		414,091		384,306
Related allowance for credit losses		119,070		92,919
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		6,609		8,366
Recorded loan balance, Not requiring an allowance for credit losses	[2]	5,261		5,975
Recorded loan balance, Total	[3]	11,870		14,341
Unpaid principal balance		12,023		14,779
Related allowance for credit losses		5,026		6,574
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		20,739		20,848
Recorded loan balance, Not requiring an allowance for credit losses	[2]	28,928		29,961
Recorded loan balance, Total	[3]	49,667		50,809
Unpaid principal balance		55,303		55,943
Related allowance for credit losses		6,649		5,704
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		55,293		30,239
Recorded loan balance, Not requiring an allowance for credit losses	[2]	13,114		13,020
Recorded loan balance, Total	[3]	68,407		43,259
Unpaid principal balance		72,708		46,838
Related allowance for credit losses		40,987		20,059
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		113,288		118,253
Recorded loan balance, Not requiring an allowance for credit losses	[2]	38,897		45,620
Recorded loan balance, Total	[3]	152,185		163,873
Unpaid principal balance		160,508		175,714
Related allowance for credit losses		80,996		84,503
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		1,069		1,012
Recorded loan balance, Not requiring an allowance for credit losses	[2]	39		21
Recorded loan balance, Total	[3]	1,108		1,033
Unpaid principal balance		1,262		1,033
Related allowance for credit losses		855		830
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		7,971		8,794
Recorded loan balance, Not requiring an allowance for credit losses	[2]	5,808		6,929
Recorded loan balance, Total	[3]	13,779		15,723
Unpaid principal balance		14,698		16,587
Related allowance for credit losses		6,009		6,817
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		10,558		13,772
Recorded loan balance, Not requiring an allowance for credit losses	[2]	16,449		17,989
Recorded loan balance, Total	[3]	27,007		31,761
Unpaid principal balance		33,229		38,342
Related allowance for credit losses		6,434		6,874
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		7,494		9,593
Recorded loan balance, Not requiring an allowance for credit losses	[2]	7,337		9,761
Recorded loan balance, Total	[3]	14,831		19,354
Unpaid principal balance		20,476		25,857
Related allowance for credit losses		2,044		2,724
Commercial [Member] | Foreign [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		141,897		127,521
Recorded loan balance, Not requiring an allowance for credit losses	[2]	56,464		34,484
Recorded loan balance, Total	[3]	198,361		162,005
Unpaid principal balance		220,283		183,133
Related allowance for credit losses		96,009		85,966
Residential [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	[5]	88,075		97,176
Recorded loan balance, Not requiring an allowance for credit losses	[2],[5]	4,822		6,495
Recorded loan balance, Total	[3],[5]	92,897		103,671
Unpaid principal balance	[5]	107,629		120,526
Related allowance for credit losses	[5]	12,770		14,357
Accrual TDRs included in impaired loans		28,450		34,449
Card [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	[5]	65,240		64,691
Recorded loan balance, Not requiring an allowance for credit losses	[2],[5]	280		330
Recorded loan balance, Total	[3],[5]	65,520		65,021
Unpaid principal balance	[5]	72,714		72,226
Related allowance for credit losses	[5]	19,799		21,829
Accrual TDRs included in impaired loans		25,492		26,183
MUAH [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	[5]	33,884		46,552
Recorded loan balance, Not requiring an allowance for credit losses	[2],[5]	33,835		23,208
Recorded loan balance, Total	[3],[5]	67,719		69,760
Unpaid principal balance	[5]	84,737		83,300
Related allowance for credit losses	[5]	5,977		8,294
Accrual TDRs included in impaired loans		42,910		33,155
Krungsri [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	[5]	68,126		57,066
Recorded loan balance, Not requiring an allowance for credit losses	[2],[5]	30,833		26,193
Recorded loan balance, Total	[3],[5]	98,959		83,259
Unpaid principal balance	[5]	106,265		90,377
Related allowance for credit losses	[5]	30,198		28,254
Accrual TDRs included in impaired loans		35,226		26,851
Other [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	[5]	22,749
Recorded loan balance, Not requiring an allowance for credit losses	[2],[5]	1,091
Recorded loan balance, Total	[3],[5]	23,840
Unpaid principal balance	[5]	26,091
Related allowance for credit losses	[5]	6,152
Accrual TDRs included in impaired loans		¥ 8,401

[1]	In addition to impaired loans presented in the above table, there were impaired loans held for sale of ¥12,702 million and ¥330 million at March 31, 2019 and 2020, respectively.
[2]	These loans do not require an allowance for credit losses because the recorded loan balance equals, or does not exceed, the present value of expected future cash flows discounted at the loans’ original effective interest rate, loans’ observable market price, or the fair value of the collateral if the loan is a collateral-dependent loan.
[3]	Included in impaired loans at March 31, 2019 and 2020 are accrual TDRs as follows: ¥497,013 million and ¥505,681 million—Commercial; ¥34,449 million and ¥28,450 million—Residential; ¥26,183 million and ¥25,492 million—Card; ¥33,155 million and ¥42,910 million—MUFG Americas Holdings; ¥26,851 million and ¥35,226 million—Krungsri; and nil and ¥8,401 million—Other, respectively.
[4]	For the fiscal year ended March 31, 2018, lease receivables of ¥1,809 million and ¥113 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥4,282 million and ¥1,286 million, are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of March 31, 2018. For the fiscal year ended March 31, 2019, lease receivables of ¥2,947 million and ¥2,088 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥5,060 million and ¥3,361 million, are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of March 31, 2019. For the fiscal year ended March 31, 2020, lease receivables of ¥3,647 million and ¥465 million in the Krungsri segment, and ¥68 million and nil in the Other segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥6,946 million and ¥3,810 million in the Krungsri segment, and ¥66 million and nil in the Other segment are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of March 31, 2020.
[5]	Impaired Loans for Residential, Card, MUAH, Krungsri and Other segments in the above table include loans acquired with deteriorated credit quality.